Fixed assets (Tables)	6 Months Ended
Jun. 30, 2019
Property Plant And Equipment [Abstract]
Vessels, net
	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2019	$728,924	$(142,824)	$586,100
Improvements	165	-	165
Depreciation for the period	-	(14,475)	(14,475)
Balance as at June 30, 2019	$729,089	(157,299)	$571,790